SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS

Note 16 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Company’s consolidated financial statements.

Golden Star Acquisition Corporation [Member]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated all events or transactions that occurred up to the date the unaudited financial statements were issued, except as disclosed below and elsewhere in the notes to the unaudited financial statements, no other subsequent events were identified that would have required adjustment or disclosure in the unaudited financial statements:

On October 4, and November 4, 2024, the Sponsor deposited the ninth and the tenth monthly extension fee of $50,000 into the Trust Account, respectively.

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated all events or transactions that occurred up to March 29, 2024, the date the financial statements were issued, except as disclosed below and elsewhere in the notes to the financial statements, no other subsequent events were identified that would have required adjustment or disclosure in the financial statements:

Subsequent to December 31, 2023, the Company drew down $460,000 from the Second Promissory Note to pay the extension contribution of $230,000 each for February 2024 and March 2024, respectively. The full amounts were deposited into the Trust Account immediately.

Subsequent to December 31, 2023, the Sponsor paid a total of $276,026 operating expenses on behalf of the Company. The payment by the Sponsor was not considered as a drawdown of the Second Promissory Note. As of March 29, 2024, the total amount due to Sponsor was $604,847.